CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Location-based services	$ 126,951	$ 114,565	$ 120,410
Wireless communications products	43,216	35,753	39,757
Total revenues	170,167	150,318	160,167
Cost of revenues:
Location-based services	44,850	44,974	49,731
Wireless communications products	36,015	29,786	29,758
Total cost of revenues	80,865	74,760	79,489
Gross profit	89,302	75,558	80,678
Research and development expenses	2,414	2,066	1,877
Selling and marketing expenses	9,715	8,489	8,543
General and administrative expenses	34,483	33,439	34,984
Other expenses, net (Note 13)	4,760	1,617	8,691
Operating income	37,930	29,947	26,583
Other (expenses) income, net (Note 11A2)	(166)	6,755	(819)
Financing income, net (Note 14)	238	987	2,100
Income before income tax	38,002	37,689	27,864
Income tax (Note 15)	(12,447)	(11,690)	(5,655)
Share in losses of affiliated companies, net	(1)	(39)	(23)
Net income for the year	25,554	25,960	22,186
Less: Net income attributable to non-controlling interest	(1,792)	(1,080)	(908)
Net income attributable to the Company	$ 23,762	$ 24,880	$ 21,278
Basic and diluted earnings per share attributable to Company's stockholders (Note 16)	$ 1.13	$ 1.19	$ 1.01
Basic and diluted weighted average number of shares outstanding	20,968	20,968	20,968